Digital Assets Payables	12 Months Ended
Mar. 31, 2022
Digital assets payables [Abstract]
Digital assets payables
13	Digital assets payables

	2022	2021
	US$	US$
		(Restated)
Digital assets payables to a non-controlling shareholder	6,200,109	-

As at March 31, 2022, the amount represented the digital assets obtained from a non-controlling shareholder amounted to approximately US$6,200,109. These payables were unsecured, interest-free, and repayable by agreed amount of digital assets as stipulated in the DATA in 12 months from the year end date.

The digital assets payables are measured at fair value through profit or loss and refer to Note 22(d) to the financial statement for the details of fair value analysis.